Share-Based Payment Transactions - Schedule of RSU transaction (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Schedule of RSU transaction [Abstract]
Balance, January 1, 2024	5,628
RSUs granted	56,111	5,628
Vesting of RSUs (in Shares)	(4,205)
Balance, December 31, 2024	57,534	5,628